Segment Geographical Information and Major Customers (Details) - Schedule of long-lived assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 219,571	$ 190,354
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	130,326	108,608
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	74,637	68,989
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,404	6,406
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,013	3,248
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,191	$ 3,103